united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/21

ITEM 1. REPORTS TO SHAREHOLDERS.

Empiric 2500
Fund

Semi-Annual Report

March 31, 2021

Fellow Shareholders,

The NAV of the Fund’s Class “A” shares on March 31st, 2021 was $59.44 per share. Cumulative and annualized returns are below.

Ended 03.31.21	Class A (No Sales Charges)	Class A (Max 5.75% Charge	Class C	Benchmark[1]

Annual Returns %
Since Inception (A)	9.97%	9.72%	—	9.87%
Since Inception (C)	—	—	7.01%	10.32%
Last 10 Years	10.36%	9.71%	9.54%	13.91%
Last 5 Years	17.26%	15.88%	16.38%	15.84%

Short-term Returns %
Last 3 Months	12.24%	5.78%	12.01%	11.34%
Last 6 Months	40.56%	32.48%	40.02%	42.22%
Last 12 Months	97.21%	85.56%	95.74%	93.02%
Net Expense Ratio	1.98%	—	2.73%	—

[1]	Prior to 09/30/2013, the Benchmark Index is the S&P 500. For periods after 09/30/2013, the Benchmark Index is the Bloomberg 2500. For comparisons periods that straddle 09/30/2013, we use the S&P 500. For periods after 09/30/2013, we use the Bloomberg 2500.

Performance data quoted represents past performance which does not guarantee future results. Investment returns and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance quoted. To obtain performance to the most recent month-end, please call 1.888.839.7424, or visit our website at www.EmpiricFunds.com. Class C shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Performance data shown with 5.75% charge reflects the maximum sales charge. Performance data shown with no sales charges does not reflect current maximum sales charge. Had the sales charges been included, the Fund’s returns would have been lower. Inception date for the Class A shares is 11/06/1995 and for the Class C shares 10/07/2005.

4724-NLD-4/27/2021

Management Commentary

Twelve months ago, stocks were driven to multiyear lows by the unknowns of Covid-19. How quickly things change, although we would note living through last year did not seem so quick.

Today, 12 months later vaccinations and inoculations continue to accelerate, and stocks are up substantially. While it is too soon to declare the plague over, the future is looking brighter! For the 12-month period ended March 31st, the Fund was up 97.21% compared to 93.02% for the Bloomberg 2500, and 56.35% for the S&P 500. For the 3-month period, the Fund was up 12.24% compared to 11.34% for the Bloomberg 2500, and 6.17% for the S&P 500.

Stock market breadth—the number of stocks going up—is huge. The percentage of stocks in the S&P 500 last week trading above their 200-day moving average crossed 95%. According to the Wall Street Journal, the past three times that the indicator first crossed the 95% threshold—in May 2013, September 2009, and December 2003—the S&P 500 went on to post gains both six months and a year later after the threshold was breached.1

Most investors cheer when stocks are going up. Frankly, we would be more enthused if just our stocks went up. Then, when our stocks become fully valued, we could sell and redeploy funds into promising cheaper

[1]	“More Stocks Are Participating in Rally, and Encouraging Sign for Bull Market”, by Caitlin McCabe, April 18, 2021, Wall Street Journal.

4724-NLD-4/27/2021

stocks. When most stocks are going up, our job becomes more difficult, which is where we find ourselves today.

Our portfolio focus has been to find and own high quality, small- and mid-cap companies that are growing and reasonably priced2.

For instance, the Fund holds Generac Holdings which was purchased July 20, 2017 for $36.79. Today, the stock sells for almost ten times its cost. Generac makes generators that power residential, light commercial, industrial, and construction markets using natural gas, liquid propane, diesel, and bio-fuel. The company got a huge increase in demand first in California as Pacific Gas and Electric created electrical outages and interruptions to mitigate electrical fires. Recently, during a week-long freeze, Texas also had significant electrical outages. We suspect electrical outages are happening in many other states as well. Generac’s current challenge is increasing capacity to fill unmet demand. While not as cheap today as when we bought it, Generac still has value remaining.

Mid last year, we purchased Molina Heathcare. The company administers Medicare and Medicaid health plans. If you recall, the Affordable Care Act gave incentives for states to expand Medicaid, and many did so. For this year, management is suggesting premium revenue gains could approximate 25%. When we purchased the stock, we did not know Mr. Biden would be President, but President Biden wants to lower the Medicare age to 60 from 65. That could add 20 million more participants and could be very helpful to Molina. The company is not high tech, but

[2]	Any discussions of securities should not be construed as “buy” or “sell” recommendations.

4724-NLD-4/27/2021

the company adds value and should continue to grow. On top of that Molina is very reasonably priced.

Much of investors’ focus today is on new products and innovations. Sometimes making old products well can be profitable as Lincoln Electric has done for over 125 years. Anything related to welding, Lincoln has. Lincoln bills itself as the #1 global leader covering diverse industry sectors in over 160 countries and operates 55 manufacturing locations in 18 countries. The company stays on top by having the leading #1 or #2 position in key end markets and geographic regions. It also has the industry’s largest team of sector specialists, application engineers and technical salesforce. Lincoln is profitable and growing. Earnings for 2021 are expected to be up about 21%. While stock is not cheap, there is still value remaining.

The Fund’s portfolio currently holds 126 stocks. Some of the companies have very innovative models such as Twist Bioscience which promises to industrialize the engineering of biology. Some companies have established niches such as Fair Isaac, purveyor of the FICO credit score. Some companies dominate their market such as Lincoln Electric. They all play a role in balancing the risks and rewards of small and mid-cap stocks.

One of the Fund’s goals is to be tax efficient. We minimize taxes using a multiprong approach. First, we tax harvest losses by selling underwater securities. If we still like the stock, we can buy it back after 31 days. We also try to find companies with good long-term prospects allowing us to hold a company for a long period. That defers gains and when we do get gains most of the gains are at favorable long-term capital gains rates. We

4724-NLD-4/27/2021

also employ a service that allows us meet redemptions by providing securities in lieu of cash. None-the-less, the Fund will have capital gains occasionally and sometimes those gains will be short-term gains. We pay taxes, too. So, you can be sure we will work to get the most favorable tax treatment when possible.

The Advisor to the Fund and family members own a significant portion of the Fund. We eat our own cooking.

We appreciate our shareholders investing along with us.

Top 6 Month	Bottom 6 Month
Contributors to Performance	Detractors from Performance
Sonos Inc.	Emergent Biosolutions Inc.
Neuronetics Inc.	Daseke Inc.
Agilysys Inc.	Amicas Therapeutics Inc.
Vericel Corp	Quidel Corp
Williams Sonoma	Sarepta Therapeutics Inc.

Respectfully submitted,

Mark A Coffelt, CFA	Loren M Coffelt
Co-Portfolio Manager	Co-Portfolio Manager

4724-NLD-4/27/2021

Empiric 2500 Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2021

Average Annual Total Return through March 31, 2021, as compared to the fund’s benchmarks:

	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception (a)
Empiric 2500 Fund Class A	40.56%	97.21%	17.26%	10.36%	9.97%
Empiric 2500 Fund Class A with Load (b)	32.48%	85.86%	15.88%	9.71%	9.72%
Bloomberg US 2500 Total Return Index(c)	42.22%	93.02%	15.84%	12.32%	N/A
Russell 2500 Growth Total Return Index(d)	29.02%	87.50%	19.91%	14.21%	10.04%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Advisor and the Trust, with respect to the Fund, entered into an Expense Limitation Agreement under which the Advisor contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary so that total annual operating expenses, excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage fees and commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses (such as litigation), did not exceed 2.24% for Class A of the Fund’s average daily net assets through January 31, 2021. For performance information current to the most recent month-end, please call toll-free 1-888-839-7424. The Fund’s expense ratio, as of the February 1, 2021 prospectus, is 2.13% for Class A shares. For more current information on the Fund’s expense ratio, please see the Financial Highlights.

(a)	Empiric 2500 Fund Class A commenced operations on November 6, 1995.

(b)	Class A shares are subject to a maximum sales load of 5.75%, which decreases depending on the amount invested and a maximum deferred sales charge of 1.00%.

(c)	The Bloomberg US 2500 Total Return Index is a float market-cap-weighted benchmark of the lower 2500 in capitalization of the Bloomberg US 3000 Index. This index is not available back to the inception of Class A shares. Investors cannot invest directly in an index. The Fund has adopted the Bloomberg US 2500 Total Return Index as its primary broad-based securities market index because Fund management believes it aligns with the asset composition of the Fund and is available without payment of a significant licensing fee, which is required by the owner of the Fund’s prior primary broad-based securities market index.

(d)	The Russell 2500 Growth Total Return Index refers to a composite that includes mid and small cap companies located in the United States that also exhibit a growth probability. The Russell 2500 Growth Total Return is published and maintained by FTSE Russell. Investors cannot invest directly in an index.

Empiric 2500 Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
March 31, 2021

Average Annual Total Return through March 31, 2021, as compared to the fund’s benchmarks:

	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception (a)
Empiric 2500 Fund Class C	40.02%	95.74%	16.38%	9.54%	7.01%
Bloomberg US 2500 Total Return Index(b)	42.22%	93.02%	15.84%	12.32%	N/A
Russell 2500 Growth Total Return Index(c)	29.02%	87.50%	19.91%	14.21%	12.02%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Advisor and the Trust, with respect to the Fund, entered into an Expense Limitation Agreement under which the Advisor contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary so that total annual operating expenses, excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage fees and commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses (such as litigation), did not exceed 2.99% for Class C of the Fund’s average daily net assets through January 31, 2021. For performance information current to the most recent month-end, please call toll-free 1-888-839-7424. The Fund’s expense ratio, as of the February 1, 2021 prospectus, is 2.88% for Class C shares. For more current information on the Fund’s expense ratio, please see the Financial Highlights.

(a)	Empiric 2500 Fund Class C commenced operations on October 7, 2005.

(b)	The Bloomberg US 2500 Total Return Index is a float market-cap-weighted benchmark of the lower 2500 in capitalization of the Bloomberg US 3000 Index. This index is not available back to the inception of Class C shares. Investors cannot invest directly in an index. The Fund has adopted the Bloomberg US 2500 Total Return Index as its primary broad-based securities market index because Fund management believes it aligns with the asset composition of the Fund and is available without payment of a significant licensing fee, which is required by the owner of the Fund’s prior primary broad-based securities market index.

(c)	The Russell 2500 Growth Total Return Index refers to a composite that includes mid and small cap companies located in the United States that also exhibit a growth probability. The Russell 2500 Growth Total Return is published and maintained by FTSE Russell. Investors cannot invest directly in an index.

Empiric 2500 Fund
Portfolio Weightings (Unaudited)
March 31, 2021

The percentages in the above chart are based on the portfolio holdings as a percentage of net assets of the Fund as of March 31, 2021 and are subject to change.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value

	COMMON STOCKS - 95.1%
	ADVERTISING & MARKETING - 1.8%
19,563	Interpublic Group of Cos., Inc.	$571,239

	AEROSPACE & DEFENSE - 1.0%
6,529	Aerojet Rocketdyne Holdings, Inc.	306,602

	APPAREL & TEXTILE PRODUCTS - 0.0%
32	Carter’s, Inc.	2,846

	ASSET MANAGEMENT - 3.2%
7,700	Ares Management Corp.	431,431
4,250	LPL Financial Holdings, Inc.	604,180
		1,035,611
	BEVERAGES - 1.2%
1,307	Coca-Cola Consolidated, Inc.	377,435

	BIOTECHNOLOGY & PHARMACEUTICALS - 6.4%
3,487	Bridgebio Pharma, Inc. *	214,799
3,311	Emergent BioSolutions, Inc. *	307,625
3,105	Guardant Health, Inc. *	473,978
8,166	Halozyme Therapeutics, Inc. *	340,441
4,201	Horizon Therapeutics plc *	386,660
537	Neurocrine Biosciences, Inc. *	52,223
2,410	Twist Bioscience Corp. *	298,502
		2,074,228
	CHEMICALS - 2.3%
1,988	Avery Dennison Corp.	365,096
84,012	Marrone Bio Innovations, Inc. *	175,585
2,273	RPM International, Inc.	208,775
		749,456
	COMMERCIAL SUPPORT SERVICES - 4.2%
3,545	AMN Healthcare Services, Inc. *	261,266
4,205	Brink’s Co.	333,162
9,910	Robert Half International, Inc.	773,674
36	TriNet Group, Inc.	2,807
		1,370,909
	CONSTRUCTION MATERIALS - 0.1%
1,813	Forterra, Inc. *	42,152

	CONTAINERS & PACKAGING - 2.5%
6,641	Berry Global Group, Inc. *	407,757
4,288	Crown Holdings, Inc.	416,108
		823,865
	E-COMMERCE DISCRETIONARY - 0.5%
10,819	CarParts.com, Inc. *	154,495

	ELECTRICAL EQUIPMENT - 4.0%
2,529	A. O. Smith Corp.	170,986
2,433	Chase Corp.	283,177
53,779	Energous Corp. *	218,343
1,677	Generac Holdings, Inc. *	549,133
437	Hubbell, Inc.	81,671
		1,303,310

See accompanying notes to financial statements.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Shares		Fair Value

	COMMON STOCKS - 95.1% (Continued)
	ENGINEERING & CONSTRUCTION - 1.8%
2,430	Installed Building Products, Inc.	$269,438
3,412	Quanta Services, Inc.	300,188
		569,626
	ENTERTAINMENT CONTENT - 1.1%
182	Sciplay Corp. *	2,945
34,098	Zynga, Inc. *	348,140
		351,085
	GAS & WATER UTILITIES - 0.0%
838	Global Water Resources, Inc.	13,668

	HEALTHCARE FACILITIES & SERVICES - 6.4%
982	Amedisys, Inc. *	260,024
435	Chemed Corp.	200,022
5,044	Henry Schein, Inc. *	349,247
1,511	Medpace Holdings, Inc. *	247,879
1,705	Molina Healthcare, Inc. *	398,561
49,122	Neuronetrics, Inc. *	607,639
		2,063,372
	HOME & OFFICE PRODUCTS - 2.5%
15,296	Tempur Sealy International, Inc.	559,222
1,087	Whirlpool Corp.	239,520
		798,742
	INDUSTRIAL SUPPORT SERVICES - 1.9%
1,880	United Rentals, Inc. *	619,103

	INSURANCE - 2.4%
2,394	Assurant, Inc.	339,397
509	Palomar Holdings, Inc. *	34,123
2,769	Primerica, Inc.	409,314
		782,834
	INTERNET MEDIA & SERVICES - 1.6%
5,839	Shutterstock, Inc.	519,905

	LEISURE FACILITIES & SERVICES - 4.8%
249	Caesars Entertainment, Inc. *	21,775
6,036	Dine Brands Global, Inc.	543,421
4,996	Shake Shack, Inc. *	563,399
1,394	Vail Resorts, Inc.	406,574
		1,535,169
	LEISURE PRODUCTS - 1.6%
3,876	Polaris, Inc.	517,446

	MACHINERY - 2.6%
3,496	Lincoln Electric Holdings, Inc.	429,798
3,872	Toro Co.	399,358
		829,156

See accompanying notes to financial statements.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Shares		Fair Value

	COMMON STOCKS - 95.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 9.2%
18,175	Axogen, Inc. *	$368,225
8,068	Bruker Corp.	518,611
7,579	Cardiovascular Systems, Inc. *	290,579
739	Castle Biosciences, Inc. *	50,592
6,486	Fluidigm Corp. *	29,317
6,429	Globus Medical, Inc. *	396,476
1,007	Penumbra, Inc. *	272,474
1,283	Quidel Corp. *	164,134
7,128	Surmodics, Inc. *	399,667
8,412	Vericel Corp. *	467,287
		2,957,362
	OIL & GAS PRODUCERS - 0.3%
640	Murphy USA, Inc. *	92,519

	OIL & GAS SERVICES & EQUIPMENT - 1.2%
13,862	Core Laboratories N.V.	399,087

	REAL ESTATE SERVICES - 0.3%
2,384	eXp World Holdings, Inc. *	108,591

	RENEWABLE ENERGY - 1.6%
84	Enphase Energy, Inc. *	13,622
8,889	TPI Composites, Inc. *	501,606
		515,228
	RETAIL-CONSUMER STAPLES - 1.3%
1,935	Casey’s General Stores, Inc.	418,327

	RETAIL-DISCRETIONARY - 2.5%
352	RH *	210,003
3,357	Williams-Sonoma, Inc.	601,574
		811,577
	SEMICONDUCTORS - 3.1%
692	Inphi Corp. *	123,460
5,476	Semtech Corp.	377,844
4,064	Teradyne, Inc.	494,507
15	Universal Display Corp.	3,552
		999,363
	SOFTWARE - 12.7%
13,376	Agilysys, Inc. *	641,513
20,375	American Software, Inc.	421,763
1,196	Avaya Holdings Corp. *	33,524
29,383	Brightcove, Inc. *	591,186
16,206	Calix, Inc. *	561,700
357	CDK Global, Inc.	19,299
8,148	CommVault Systems, Inc. *	525,546
3,704	Domo, Inc. *	208,498

See accompanying notes to financial statements.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Shares		Fair Value

	COMMON STOCKS - 95.1% (Continued)
	SOFTWARE - 12.7% (Continued)
4,186	Envestnet, Inc. *	$302,355
43	New Relic, Inc. *	2,644
1,348	Nuance Communications, Inc. *	58,827
37	Omnicell, Inc. *	4,805
67	Progress Software Corp.	2,952
1,522	Proofpoint, Inc. *	191,452
7,981	QAD, Inc.	525,383
		4,091,447
	SPECIALTY FINANCE - 1.3%
10,318	Fidelity National Financial, Inc.	419,530

	TECHNOLOGY HARDWARE - 3.0%
22,201	Extreme Networks, Inc. *	194,259
20,602	Sonos, Inc. *	771,957
		966,216
	TECHNOLOGY SERVICES - 3.5%
2,728	Euronet Worldwide, Inc. *	377,283
762	Fair Isaac Corp. *	370,370
2,688	NIC, Inc.	91,204
2,807	TTEC Holdings, Inc.	281,963
		1,120,820
	TRANSPORTATION & LOGISTICS - 1.2%
2,160	Landstar System, Inc.	356,530
225	XPO Logistics, Inc. *	27,743
		384,273

	TOTAL COMMON STOCKS (Cost $17,705,166)	30,696,593

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.4%
9,587	Americold Realty Trust	368,812
603	CoreSite Realty Corp.	72,270
397	Gaming and Leisure Properties, Inc.	16,845
	TOTAL REITs (Cost $440,041)	457,927

	TOTAL INVESTMENTS IN SECURITIES - 96.5% (Cost $18,145,207)	$31,154,521
	ASSETS IN EXCESS OF LIABILITIES - 3.5%	1,137,516
	TOTAL NET ASSETS - 100.0%	$32,292,036

PLC - Public Limited Company

*	Non-Income producing security.

See accompanying notes to financial statements.

Empiric 2500 Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021

ASSETS
Investment securities:
At cost	$18,145,207
At fair value	$31,154,521
Cash and cash equivalents	327,256
Dividends receivable	5,796
Receivable for securities sold	1,121,919
Prepaid expenses and other assets	14,246
TOTAL ASSETS	32,623,738

LIABILITIES
Payable for investments purchased	278,200
Investment advisory fees payable	31,085
Distribution (12b-1) fees payable	468
Payable to related parties	9,544
Accrued expenses and other liabilities	12,405
TOTAL LIABILITIES	331,702
NET ASSETS	$32,292,036

Composition of Net Assets:
Paid in capital	$19,189,046
Accumulated earnings	13,102,990
NET ASSETS	$32,292,036

Net Asset Value Per Share:
Class A Shares:
Net Assets	$30,672,094
Shares of beneficial interest outstanding (a)	516,022
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$59.44
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$63.07

Class C Shares:
Net Assets	$1,619,942
Shares of beneficial interest outstanding (a)	31,080
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$52.12

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

Empiric 2500 Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Month Ended March 31, 2021

INVESTMENT INCOME
Dividends (net of foreign witholding taxes of $21)	$146,791
TOTAL INVESTMENT INCOME	146,791

EXPENSES
Investment advisory fees	147,352
Distribution (12b-1) fees:
Class A	35,024
Class C	7,258
Administration fees	37,743
Management services fees	17,221
Legal fees	11,458
Compliance officer fees	10,416
Audit Fees	6,215
Trustees fees and expenses	5,968
Shareholder service fees	5,222
Printing and postage expenses	4,951
Registration fees	4,550
Custodian fees	2,471
Insurance expense	409
Other expenses	1,039
TOTAL EXPENSES	297,297

NET INVESTMENT LOSS	(150,506)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	4,871
Net realized gain from redemptions in kind	486,632
Net change in unrealized appreciation on investments	9,311,336

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	9,802,839

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,652,333

See accompanying notes to financial statements.

Empiric 2500 Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(150,506)	$(322,299)
Net realized gain from investments	4,871	3,100,170
Net realized gain from redemptions in kind	486,632	251,917
Net change in unrealized appreciation (depreciation) on investments	9,311,336	(470,405)
Net increase in net assets resulting from operations	9,652,333	2,559,383

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(1,962,496)	—
Class C	(114,121)	—
Net decrease in net assets from distributions to shareholders	(2,076,617)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	586,750	366,946
Class C	600	1,221
Net asset value of shares issued in reinvestment of distributions:
Class A	1,890,340	—
Class C	110,054	—
Payments for shares redeemed:
Class A	(1,894,104)	(2,284,295)
Class C	(8,667)	(133,374)
Net increase (decrease) in net assets from shares of beneficial interest	684,973	(2,049,502)

TOTAL INCREASE IN NET ASSETS	8,260,689	509,881

NET ASSETS
Beginning of Period	24,031,347	23,521,466
End of Period	$32,292,036	$24,031,347

SHARE ACTIVITY
Class A:
Shares Sold	9,921	9,977
Shares Redeemed	(32,763)	(59,099)
Net increase (decrease) in shares of beneficial interest outstanding	13,021	(49,122)

Class C:
Shares Sold	13	34
Shares Redeemed	(177)	(3,602)
Net increase (decrease) in shares of beneficial interest outstanding	2,212	(3,568)

See accompanying notes to financial statements.

Empiric 2500 Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	Six Months		Year		Year		Year		Year	Year
	Ended		Ended		Ended		Ended		Ended	Ended
	March 31,		September 30,		September 30,		September 30,		September 30,	September 30,
	2021		2020		2019		2018		2017	2016
	(Unaudited)
Net asset value, beginning of period	$45.46		$40.47		$47.39		$36.57		$30.88	$29.15
Activity from investment operations:
Net investment loss (1)	(0.27)		(0.56)		(0.45)		(0.45)		(0.23)	(0.10)
Net realized and unrealized gain (loss) on investments	18.20		5.55		(6.47)		11.27		5.92	1.83
Total from investment operations	17.93		4.99		(6.92)		10.82		5.69	1.73
Less distributions from:
Net realized gains	(3.95)		—		—		—		—	—
Total distributions	(3.95)		—		—		—		—	—
Net asset value, end of period	$59.44		$45.46		$40.47		$47.39		$36.57	$30.88
Total return (2)	40.56	% (7)	12.33%		-14.62%		29.59%		18.43%	5.93%
Net assets, at end of period (000s)	$30,672		$22,865		$22,346		$29,857		$23,644	$21,495
Ratio of gross expenses to average net assets (3)(4)	1.98	% (8)	2.13%		2.02%		1.99%		2.06%	2.09%
Ratio of net expenses to average net assets after reimbursement (4)	1.98	% (8)	2.13%		2.02%		1.99%		1.98%	1.98%
Ratio of net investment loss to average net assets (4)(5)	(0.98	)% (8)	(1.35)%		(1.08)%		-1.07%		(0.68)%	(0.34)%
Portfolio Turnover Rate	18	% (6)(7)	119	% (6)	50	% (6)	11	% (6)	150%	171%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Advisor not waived or recaptured a portion of the Fund’s expenses, total returns would have been lower or higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	In-kind transactions are not included in calculation of turnover.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Empiric 2500 Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	Six Month		Year		Year		Year		Year	Year
	Ended		Ended		Ended		Ended		Ended	Ended
	March 31,		September 30,		September 30,		September 30,		September 30,	September 30,
	2021		2020		2019		2018		2017	2016
	(Unaudited)
Net asset value, beginning of period	$40.40		$36.24		$42.75		$33.24		$28.28	$26.91
Activity from investment operations:
Net investment loss (1)	(0.42)		(0.78)		(0.69)		(0.69)		(0.44)	(0.30)
Net realized and unrealized gain (loss) on investments	16.09		4.94		(5.82)		10.20		5.40	1.67
Total from investment operations	15.67		4.16		(6.51)		9.51		4.96	1.37
Less distributions from:
Net realized gains	(3.95)		—		—		—		—	—
Total distributions	(3.95)		—		—		—		—	—
Net asset value, end of period	$52.12		$40.40		$36.24		$42.75		$33.24	$28.28
Total return (2)	40.02	% (7)	11.48%		(15.25)%		28.61%		17.57%	5.09	% (4)
Net assets, at end of period (000s)	$1,620		$1,166		$1,175		$1,554		$1,262	$1,183
Ratio of gross expenses to average net assets (3)(4)	2.73	% (8)	2.88%		2.77%		2.74%		2.81%	2.84%
Ratio of net expenses to average net assets after reimbursement or recapture (4)	2.73	% (8)	2.88%		2.77%		2.74%		2.73%	2.73%
Ratio of net investment loss to average net assets (4)(5)	(1.73	)% (8)	(2.10)%		(1.83)%		-1.82%		(1.43)%	(1.12)%
Portfolio Turnover Rate	18	% (6)(7)	119	% (6)	50	% (6)	11	% (6)	150%	171%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Advisor not waived or recaptured a portion of the Fund’s expenses, total returns would have been lower or higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	In-kind transactions are not included in calculation of turnover.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Empiric 2500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2021

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). These financial statements include the following series: Empiric 2500 Fund, formerly the Empiric Core Equity Fund, (the “Fund”). The Trust currently consists of thirty-nine series. The Fund is a separate diversified series of the Trust. Empiric Advisors, Inc. (the “Advisor”), acts as the investment advisor to the Fund. The Fund’s Class A shares commenced operations on November 6, 1995. The Fund’s Class C shares commenced operations on October 7, 2005. Prior to October 7, 2005, the shares of the Fund had no specific class designation. As of that date, all of the then outstanding shares were redesignated as Class A shares. The Fund’s investment objective is to achieve capital appreciation.

The Fund offers two classes of shares: Class A and Class C shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Fund which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies, including FASB Accounting Standards Update ASU (“ASU”) 2013-08.

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “Underlying Funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Board of Trustees of the Trust (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Empiric 2500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2021, for the Fund’s assets and liabilities measured at fair value:

Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Common Stocks	$30,696,594	$—	$—	$30,696,594
Real Estate Investment Trusts	457,927	—	—	457,927
Total	$31,154,521	$—	$—	$31,154,521

(a)	As of and during the six months ended March 31, 2021, the Fund held no securities that were considered to be “Level 3” securities. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

b)       Federal Income Tax – As of and during the six months ended March 31, 2021, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of March 31, 2021, the Fund did not incur any interest or penalties. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years September 30, 2018-September 30, 2020, or expected to be taken in the Fund’s September 30, 2021 tax returns. The tax filings are open for examination by applicable taxing authorities, U.S. federal, Ohio and foreign jurisdictions. No examination of the Fund’s tax returns is presently in progress.

c)       Distribution to Shareholders – Distributions of net investment income and capital gains to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date and are distributed on an annual basis.

d)       Multiple Class Allocations - Income, non-class specific expenses and realized or unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

e)       Other – Investment and shareholder transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on debt securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Empiric 2500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

g)       Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

h)       Sales charges (loads) – A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the six months ended March 31, 2021, there were no CDSC fees paid.

i)       Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Realized and unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

j)       Security Loans – The Fund has entered into a securities lending agreement with U.S. Bank National Association as of October 2018, and previously with Huntington National Bank. The Fund receives compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. The cash collateral is invested in short-term investments as noted in the Fund’s Schedule of Investments. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% of market value plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. There were no securities on loan as of March 31, 2021. The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Fund is not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required. The income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them, if any was received, would be reflected in the Fund’s Statement of Operations.

Empiric 2500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

(2)	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2021, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales (a)
$5,150,414	$7,218,837	*

(a)	The Fund may participate in a liquidity program operated by ReFlow Fund, LLC (“ReFlow”). The program is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the Fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the Fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the Fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to the Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of the other sources of liquidity, such as the Fund’s short-term lending arrangement or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting shares of the Fund. The Fund will waive any redemption fee with respect to redemptions by ReFlow. When covering net sales for the Fund, ReFlow normally utilizes Redemptions In -Kind. During the six months ended March 31, 2021, the Fund utilized ReFlow. ReFlow subscribed 9,165 shares of the Fund during the period. The resulting fee is recorded in other expenses on the Statement of Operations.

*	Proceeds from sales include $543,425 from redemptions in-kind sales.

(3)	INVESTMENT MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust, with respect to the Fund, has entered into an investment advisory agreement (“Advisory Agreement”) with the Advisor, pursuant to which the Advisor receives a fee, computed daily, at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Advisory Agreement). The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the six months ended March 31, 2021, investment advisory fees of $147,352 were incurred by the Fund.

The Advisor had contractually agreed to reduce its management fee and/or reimburse the Fund so that the Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short and liquidity program fees), taxes, acquired fund fees and expenses, and extraordinary expenses, did not exceed 2.24% and 2.99% of Class A and Class C of the Fund’s average daily net assets through January 31, 2021. For the six months ended March 31, 2021, the Advisor waived management fees and/or reimbursed expenses in the amount of $0.

The Trust has entered into a management services agreement (“Management Services Agreement”) with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and administration services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $ 50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended March 31, 2021, the Fund incurred $17,221 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund, Alphacentric Advisors LLC (“AlphaCentric”), and Catalyst Capital Advisors LLC (“Catalyst”), and each serve as investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Fund. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

Empiric 2500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

Empiric Distributors, Inc. acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, Empiric Distributors received $0 in brokerage commissions from the Fund for the six months ended March 31, 2021. Certain officers and/or employees of the Advisor have an affiliation with Empiric Distributors. For the six months ended March 31, 2021, Empiric Distributors, an affiliated broker, received $0 in underwriter commissions from the sale of shares of the Empiric 2500 Fund.

Northern Lights Distributors, LLC, (“NLD” or “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an Underwriting Agreement with the Trust. For the six months ended March 31, 2021, the Distributor received $719 in underwriter commissions from the sale of Class A shares of the Empiric 2500 Fund, of which they kept $94.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Fund for serving in such capacity.

Pursuant to the Management Services Agreement, MFund provides chief compliance officer services to the Fund. For these services, the Fund pays MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Fund reimburses MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. For the six months ended March 31, 2021, the Fund incurred $10,416 for such fees.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1(the “Plan”), under the 1940 Act for Class A shares and Class C shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b -1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse NLD and the Advisor for distribution related expenses.

(4)	TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,140,769 for the Empiric 2500 Fund and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$13,017,250
Unrealized depreciation:	(3,498)
Net unrealized appreciation:	$13,013,752

The Fund did not have distributions for the years ended September 30, 2020 and September 30, 2019.

As of September 30, 2020, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings
$—	$2,076,564	$(251,706)	$—	$—	$3,702,416	$5,527,274

Empiric 2500 Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $251,706.

At September 30, 2020, the Fund utilized capital loss carryforwards of $985,544.

Permanent book and tax differences, primarily attributable to net operating losses and adjustments for redemption in kind resulted in reclassification for the year ended September 30, 2020 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$(7,671)	$7,671

(5)	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Empiric 2500 Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended March 31, 2021, the Board and the Trust’s Liquidity Risk Management Program Committee (the “ Committee”) reviewed the Fund’s investments and they determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Consideration and Renewal of the Management Agreement between Empiric Advisors, Inc. and the Trust with respect to Empiric 2500 Fund

At its regular meeting held on February 22, 2021, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the management agreement (the “Management Agreement”) between the Trust and Empiric Advisors, Inc. (“Empiric”), with respect to Empiric 2500 Fund (“Empiric 2500”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation and discussion of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with its deliberations regarding renewal of the Management Agreement, the Board reviewed materials prepared by Empiric.

Nature, Extent and Quality of Services. The Board acknowledged the tenure and experience of the key personnel at Empiric serving Empiric 2500. The Board observed that Empiric employed a quantitative methodology and selected securities based on a proprietary factor model. The Board noted that Empiric’s chief compliance officer confirmed that trades were placed on the basis of best execution. The Board commented that Empiric’s pre-trade compliance process included regular review of Empiric’s sub-industry, industry and sector concentrations . The Board discussed that Empiric monitored liquidity on an ongoing basis to comply with liquidity reporting requirements. The Board remarked that Empiric had reported no material compliance issues, litigation, or code of ethics violations since the Board last renewed the Management Agreement. The Board concluded that the nature, extent and quality of services provided by Empiric were satisfactory and in line with its expectations.

Performance. The Board noted that Empiric 2500 had consistent, positive returns year over year and that it outperformed its peer group and the Bloomberg 2500 Total Return Index over the 3- and 5-year periods while significantly outperforming them over the 1-year period. The Board observed that Empiric 2500 underperformed the Small Growth Morningstar category across all periods in part because the Morningstar category emphasized high growth strategies while Empiric 2500 did not. The Board considered Empiric’s explanation that Empiric 2500 underperformed the category because it intended to hold smaller companies than those in the small cap and small-to-mid cap growth indexes, and that Empiric 2500 was only recently re-classified into the Small Growth Morningstar category. After further discussion, the Board concluded that Empiric 2500’s performance was acceptable.

Fees and Expenses. The Board noted that Empiric charged a management fee of 1.00% which was higher than the peer group and Morningstar category averages, but below the highest management fee charged in both the peer group and Morningstar category. The Board remarked that Empiric 2500’s 2.13% net expense ratio was slightly higher than its peer group’s average and well below the highs of the peer group and Morningstar category. The Board concluded that the management fee for Empiric 2500 was not unreasonable.

Profitability. The Board observed that, based on the information Empiric provided, Empiric was managing Empiric 2500 at a loss. It considered certain additional benefits received by Empiric or its affiliates, including soft dollars and brokerage commissions. The Board concluded that excessive profit was not a concern at this time.

Economies of Scale. The Board considered whether Empiric had realized economies of scale with respect to the management of Empiric 2500 and concluded that, based on the current asset level of Empiric 2500, breakpoints did not appear warranted. The Board agreed that although Empiric did not appear to be benefiting from material economies of scale, it would revisit the issue as the size of Empiric 2500 increased.

Conclusion. Having requested and received such information from Empiric as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Management Agreement was in the best interests of the shareholders of Empiric 2500.

Empiric 2500 Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2021

As a shareholder of the Empiric 2500 Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Empiric 2500 Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	10/1/20	3/31/21	10/1/20 – 3/31/21	10/1/20 – 3/31/21
Class A	$1,000.00	$1,405.60	$11.86	1.98%
Class C	1,000.00	1,400.20	16.31	2.73%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/20	3/31/21	10/1/20 – 3/31/21	10/1/20 – 3/31/21
Class A	$1,000.00	$1,015.07	$9.94	1.98%
Class C	1,000.00	1,011.34	13.67	2.73%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

Empiric 2500 Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2021

Proxy Voting Policy and Portfolio Holdings

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-839-37424.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-839-7424; and on the Commission’s website at http://www.sec.gov

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Mutual Fund Series Trust
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

ADVISOR
Empiric Advisors, Inc.
500 N. Capital of Texas Highway
Building 8, Suite 150
Austin, TX 78746

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

TRANSFER AGENT
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

DISTRIBUTOR
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
151 N. Franklin St.,
Suite 575
Chicago, IL 60606

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Dr.
Milwaukee, WI 53212

EMP-SAR21

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holder. None.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM	12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

ITEM 13. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer/President
Date: June 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
Principal Executive Officer/President
Date: June 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Principal Financial Officer/Treasurer
Date: June 8, 2021